SCHEDULE OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities of continuing operations:
Net loss		$ (1,713,123)	$ (1,071,845)	$ (657,375)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services		849,513	115,038	104,140
Changes in operating assets and liabilities:
Accounts payable		305,214	41,141	6,165
Accounts receivable and other assets		(80,815)	(3,566)
Net cash used in operating activities		(846,948)	(862,696)	(534,073)
Cash flows from investing activities:
Acquisition of capital assets		(156,575)		(10,525)
Net cash used in investing activities		(153,718)		(10,525)
Cash flows from financing activities:
Net proceeds from sale of common stock		1,595,750	291,600	489,875
Net cash provided by financing activities		1,312,416	930,145	575,078
Effect of exchange rates on cash and cash equivalents		(8,347)	(74)	(5,891)
Net increase (decrease) in cash and cash equivalents		303,403	67,375	24,589
Cash and cash equivalents at beginning of period	$ 92,813	92,813	25,438	849
Cash and cash equivalents at end of period		396,216	92,813	25,438
Apollo Resources Corporation [Member]
Cash flows from operating activities of continuing operations:
Net loss	(1,489,842)		(1,030,574)	(1,203,473)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	938,808		197,805	331,858
Gain/loss on FOREX transactions	(111,991)
Changes in operating assets and liabilities:
Accounts payable	(55,104)
Accounts receivable and other assets	1,521		(10,748)	2,465
Net cash used in operating activities	(716,607)		(1,284,144)	(1,062,567)
Cash flows from investing activities:
Related party transactions	1,156,276
Acquisition of capital assets	(444,287)		(39,488)
Net cash used in investing activities	711,989		(39,488)
Cash flows from financing activities:
Net proceeds from sale of common stock	4,950			525,000
Net cash provided by financing activities	4,950		1,324,296	922,215
Effect of exchange rates on cash and cash equivalents	(3,449)		111	1,293
Net increase (decrease) in cash and cash equivalents	(3,116)		775	(139,059)
Cash and cash equivalents at beginning of period	5,973	$ 5,973	5,198	144,257
Cash and cash equivalents at end of period	$ 2,857		$ 5,973	$ 5,198